Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash	$ 260,128	¥ 1,685,054	$ 99,481	¥ 644,415	¥ 1,458,856	¥ 432,254
Restricted cash	30,138	195,230		161,649
Short-term investment	16,193	104,897		911,242
Prepaid expenses and other current assets	100,748	652,630		309,441
Amount due from a related party	16,230	105,137		54,867
Total current assets	537,482	3,481,708		2,866,620
Non-current assets
Amount due from a related party	10,806	70,000		98,500
Other non-current assets	29,330	189,991		121,461
Total non-current assets	1,139,615	7,382,202		6,773,561
Total assets	1,677,097	10,863,910		9,640,181
Current liabilities:
Accrued expenses and other payables	98,483	637,957		599,491
Interest payable	2,949	19,102		20,452
Amount due to related parties	61,377	397,588		326,804
Bonds payable	40,793	264,250
Total current liabilities	435,626	2,821,904		2,989,115
Non-current liabilities
Amount due to related parties	4,227	27,384		280,728
Total non-current liabilities	496,680	3,217,402		3,650,403
Total liabilities	932,306	6,039,306		6,639,518
Shareholders' equity:
Additional paid-in capital	988,471	6,403,117		4,225,029
Accumulated other comprehensive loss	(3,741)	(24,236)		(65,754)	(82,589)	(57,367)
Accumulated deficit	(344,867)	(2,233,985)		(1,794,975)
Treasury stock	(29,816)	(193,142)		(213,665)
Total shareholders' equity	619,804	4,014,962		2,202,924
Total liabilities, redeemable noncontrolling interests and shareholders' equity	1,677,097	10,863,910		9,640,181
Parent Company
Current assets:
Cash	123,221	798,200	$ 601	3,891	590,682	¥ 14,097
Restricted cash				100,000
Short-term investment				11,242
Prepaid expenses and other current assets	10,233	66,287		52,989
Amount due from a related party	4,010	25,974		24,476
Amount due from subsidiaries	486,803	3,153,413		2,078,468	2,078,468
Total current assets	624,267	4,043,874		2,271,066
Non-current assets
Investments in subsidiaries	396,089	2,565,783		2,659,202
Amount due from a related party	10,806	70,000		70,000
Other non-current assets	945	6,123		27,900
Total non-current assets	407,840	2,641,906		2,757,102
Total assets	1,032,107	6,685,780		5,028,168
Current liabilities:
Accrued expenses and other payables	2,289	14,826		4,772
Account payables	914	5,929
Interest payable	1,209	7,829		7,390
Amount due to related parties	53,548	346,872		268,290	268,290
Amount due to subsidiaries	576	3,728
Bonds payable	40,793	264,250
Total current liabilities	99,329	643,434		280,452
Non-current liabilities
Amount due to related parties	4,227	27,384		280,728	¥ 280,728
Bonds payable	308,747	2,000,000		2,264,064
Total non-current liabilities	312,974	2,027,384		2,544,792
Total liabilities	412,303	2,670,818		2,825,244
Shareholders' equity:
Additional paid-in capital	971,830	6,295,320		4,117,232
Accumulated other comprehensive loss	(3,741)	(24,236)		(65,754)
Accumulated deficit	(318,474)	(2,063,014)		(1,634,915)
Treasury stock	(29,816)	(193,142)		(213,665)
Total shareholders' equity	619,804	4,014,962		2,202,924
Total liabilities, redeemable noncontrolling interests and shareholders' equity	1,032,107	6,685,780		5,028,168
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	4	30		23
Class A Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	4	30		23
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	1	4		3
Class B Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	$ 1	¥ 4		¥ 3